Inventories	6 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 6 - Inventories

	December 31, 2017	June 30, 2017
	(Unaudited)	(Audited)
Finished goods	2,915,498	1,513,895
Raw materials	2,343,764	3,768,842

	5,259,262	5,282,737

The cost of inventories recognized as an expense and included in cost of sales amounts to $19,183,109, $26,296,118 and $17,149,858 for the six months ended December 31, 2017, 2016 and 2015, respectively.